COMMITMENTS AND CONTINGENCIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of commitments and contingencies [line items]
Provisions	$ 13,890,828	$ 53,412,545
Legal issues
Disclosure of commitments and contingencies [line items]
Provisions	2,656,006	5,226,668
Labor lawsuits
Disclosure of commitments and contingencies [line items]
Provisions	510,481	761,885
Tax
Disclosure of commitments and contingencies [line items]
Provisions	4,946,161	42,023,567
Unused Balances of Credit Cards
Disclosure of commitments and contingencies [line items]
Provisions	3,903,686	4,271,775
Judicial Deposits
Disclosure of commitments and contingencies [line items]
Provisions	392,996	365,778
Eventual commitments
Disclosure of commitments and contingencies [line items]
Provisions	353,073	276,150
Others.
Disclosure of commitments and contingencies [line items]
Provisions	$ 1,128,425	$ 486,722